Financial instruments and risk management	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial instruments and risk management	Financial instruments and risk management
a) Fair value measurements
In determining the fair value of financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing on each reporting date. Standard market conventions and techniques, such as discounted cash flow analysis are used to determine the fair value of the Company’s financial instruments. All methods of fair value measurement result in a general approximation of fair value and such value may never actually be realized.
The fair values of the Company’s cash, accounts receivable, accounts payable, and accrued liabilities approximate their carrying amounts due to the nature of the instrument or the relatively short periods to maturity for the instruments. The Credit Facility has a carrying value that approximates the fair value due to the floating rate nature of the debt. The promissory notes have a carrying value that is not materially different than their fair value due to similar instruments bearing similar interest rates.
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2023		December 31, 2022
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Convertible debentures	Level 1	129,750	160,072	129,750	131,795
Financing obligations	Level 2	162,266	159,900	32,889	30,783
Mortgage	Level 2	28,429	22,780	29,231	24,329
Contingent consideration
The Company uses projected financial results to value the anticipated future earn-out payments. The estimated liability is based on forecasted information and as such, could result in a range of outcomes. The impact of a reasonably possible change of +/- 10% in forecasted net income on the fair value of the earn-out obligation is estimated to be between a $7,970 decrease to a $7,970 increase on the fair value as at December 31, 2023.
Reconciliation of Level 3 recurring fair value measurements:

	December 31, 2023	December 31, 2022
Balance, beginning of the year	$3,862	$4,669
Additions to level 3	114,096	—
Changes in fair value recognized in earnings	4,681	292
Changes in foreign exchange rates	3,587	—
Payments	(10,369)	(1,099)
Balance, end of the year	$115,857	$3,862
The contingent payment is based on forecasted performance for a specific customer which is expected to be paid in full. The deferred consideration is an even payout of vendor provided debt that was calculated on unaudited financial statements at acquisition and is not dependent on any future events.
The contingent payment, earn-out amounts, and deferred consideration liabilities are measured at fair value by discounting estimated future payments to their net present value using Level 3 inputs. The Company has classified the contingent consideration as Level 3 due to the lack of relevant observable market data over fair value inputs. The Company believes the discount rates used to discount the contingent consideration reflect market participant assumptions.
Changes in estimated fair values are recorded in the Consolidated Statements of Operations and Comprehensive Income.
b) Swap agreement
On October 5, 2022, the Company entered into a swap agreement on its common shares with a financial institution for investment purposes. As at December 31, 2023, the Company recognized a realized gain of $6,612 (December 31, 2022 - $nil) and an unrealized gain of $229 (December 31, 2022 - $778) on this agreement based on the difference between the par value of the converted shares and the expected price of the Company's shares at contract maturity. The agreement is for 200,678 shares at a par value of $14.38, and an additional 458,400 shares at a par value of $18.94. The fair value of the shares as at December 31, 2023, was $27.65. The fair value of the unrealized shares is recorded in other assets (note 10) on the Consolidated Balance Sheets. The swap has not been designated as a hedge for accounting purposes and therefore changes in the fair value of the derivative are recognized in the Consolidated Statements of Operations and Comprehensive Income. Subsequent to year-end, this swap agreement was completed on January 3, 2024.
c) Risk management
The Company is exposed to liquidity, market and credit risks associated with its financial instruments. The Company will from time to time use various financial instruments to reduce market risk exposures from changes in foreign currency exchange rates and interest rates. Management performs a risk assessment on a continual basis to help ensure that all significant risks related to the Company and its operations have been reviewed and assessed to reflect changes in market conditions and the Company’s operating activities.
The Company is also exposed to concentration risk through its revenues which is mitigated by the customers being large investment grade organizations. The credit worthiness of new customers is subject to review by management through consideration of the type of customer and the size of the contract. The Company has further mitigated this risk through diversification of its operations. This diversification has primarily come through investments in joint ventures which are accounted for using the equity method. Revenues from these investments are not included in consolidated revenue.
d) Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages this risk by monitoring and reviewing actual and forecasted cash flows and the effect on bank covenants. The Company meets its liquidity needs from various sources including cash generated by operating activities, cash borrowings under the Credit Facility and financing through operating and financing leases and capital equipment financing. The Company has unused borrowing availability of $129.3 million on the Credit Facility (December 31, 2022 - $88.0 million) and an additional $60.1 million in borrowing availability under finance lease obligations (December 31, 2022 - $46.6 million). The Company believes that it has sufficient cash balances and availability under the Credit Facility to meet its foreseeable operating requirements.
e) Market risk
Market risk is the risk that the future revenue or operating expense related cash flows, the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices such as foreign currency exchange rates and interest rates. The level of market risk to which the Company is exposed at any point in time varies depending on market conditions, expectations of future price or market rate movements and composition of the Company’s financial assets and liabilities held, non-trading physical assets and contract portfolios.
To manage the exposure related to changes in market risk, the Company has used various risk management techniques. Such instruments may be used to establish a fixed price for a commodity, an interest-bearing obligation or a cash flow denominated in a foreign currency.
The sensitivities provided below are hypothetical and should not be considered to be predictive of future performance or indicative of earnings on these contracts.
i) Foreign exchange risk
The Company is exposed to foreign exchange risk due to a significant portion of our operations occurring in currencies other than CAD, primarily AUD and USD. Fluctuations in FX rates may result in a positive or negative impact on our Consolidated Statements of Operations and Comprehensive Income and the translation of the Consolidated Balance Sheet. The Company does not hedge for this foreign exchange translation risk.
The Company regularly transacts in foreign currencies when purchasing equipment and spare parts as well as certain general and administrative goods and services. These exposures are generally of a short-term nature and the impact of changes in exchange rates has not been significant in the past. The Company may fix its exposure in Canadian Dollar, US Dollar or the Australian Dollar for these short-term transactions, if material. The Company's Credit Facility allows for borrowings in both the Canadian Dollar and Australian Dollar to help manage these transactions.
ii) Interest rate risk
The Company is exposed to interest rate risk from the possibility that changes in interest rates will affect future cash flows or the fair values of its financial instruments. Interest expense on borrowings with floating interest rates, including the Company’s Credit Facility, varies as market interest rates change. At December 31, 2023, the Company held $317.5 million of floating rate debt pertaining to its Credit Facility (December 31, 2022 – $180.0 million). As at December 31, 2023, holding all other variables constant, a 100 basis point change to interest rates on the outstanding floating rate debt will result in $3.2 million corresponding change in annual interest expense.
The fair value of financial instruments with fixed interest rates fluctuate with changes in market interest rates. However, these fluctuations do not affect earnings, as the Company’s debt is carried at amortized cost and the carrying value does not change as interest rates change.
The Company manages its interest rate risk exposure by using a mix of fixed and variable rate debt.
f) Credit risk
Credit risk is the risk that financial loss to the Company may be incurred if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company manages the credit risk associated with its cash by holding its funds with what it believes to be reputable financial institutions. The Company is exposed to concentration risk through its revenue which is mitigated by the customers being large investment grade organizations. The Company is also exposed to credit risk through its accounts receivable and contract assets as a significant portion of revenue is derived from a small group of customers. Credit risk for trade and other accounts receivables and contract assets are managed through established credit monitoring activities. The credit worthiness of new customers is subject to review by management though consideration of type of customer and the size of the contract. The Company has also mitigated risk through diversification of its operations through investments in joint ventures and acquisitions. Joint ventures are accounted for using the equity method and therefore our share of revenues, accounts receivable and contract assets are not included in the tables below.
Where the Company generates revenue under its subcontracting arrangement with MNALP, the final end customer is represented in the tables below.
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2023	2022
Customer A	27%	21%
Customer B	23%	31%
Customer C	20%	24%
Customer D	9%	14%
All significant customers that exceed 10% of revenue in 2023 and 2022 fall under the Heavy Equipment - Canada segment.
The following customers represented 10% or more of accounts receivable and contract assets:

	December 31, 2023	December 31, 2022
Customer 1	22%	—%
Customer 2	16%	32%
Customer 3	13%	16%
Customer 4	9%	15%
Customer 5	2%	11%
Customer 1 relates to the Heavy Equipment - Australia segment. All remaining significant customers that exceed 10% of accounts receivable and contract assets in 2023 and 2022 fall under the Heavy Equipment - Canada segment.
The Company’s exposure to credit risk for accounts receivable and contract assets is as follows:

	December 31, 2023	December 31, 2022
Trade accounts receivable	$65,386	$39,625
Holdbacks	363	372
Accrued trade receivables	16,556	33,207
Contract receivables, included in accounts receivable	$82,305	$73,204
Other receivables	15,550	10,607
Total accounts receivable	$97,855	$83,811
Contract assets	35,027	15,802
Total	$132,882	$99,613
Payment terms are per the negotiated customer contracts and generally range between net 15 days and net 60 days. As at December 31, 2023, and December 31, 2022, trade receivables and holdbacks are aged as follows:

	December 31, 2023	December 31, 2022
Not past due	$53,007	$31,923
Past due 1-30 days	8,790	6,190
Past due 31-60 days	1,772	1,174
More than 61 days	2,180	710
Total	$65,749	$39,997
As at December 31, 2023, the Company has recorded an allowance for credit losses of $nil (December 31, 2022 - $nil).